PIMCO Funds

Supplement dated May 15, 2026 to the Statement of Additional Information (the “SAI”)

dated August 1, 2025, as supplemented from time to time

Effective August 1, 2026, PIMCO Climate Bond Fund is re-named PIMCO Climate and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Climate Bond Fund in the SAI are replaced with PIMCO Climate and Bond Fund.

Effective August 1, 2026, PIMCO CommoditiesPLUS® Strategy Fund is re-named PIMCO CommoditiesPLUS® and Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommoditiesPLUS® Strategy Fund in the SAI are replaced with PIMCO CommoditiesPLUS® and Bond Alpha Fund.

Effective August 1, 2026, PIMCO CommodityRealReturn Strategy Fund® is re-named PIMCO Commodity and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommodityRealReturn Strategy Fund® in the SAI are replaced with PIMCO Commodity and Real Return Bond Alpha Fund.

Effective August 1, 2026, PIMCO California Municipal Opportunistic Value Fund is re-named PIMCO California Municipal Opportunistic Advantage Fund. Therefore, effective August 1, 2026, all references to PIMCO California Municipal Opportunistic Value Fund in the SAI are replaced with PIMCO California Municipal Opportunistic Advantage Fund.

Effective August 1, 2026, PIMCO ESG Income Fund is re-named PIMCO ESG Income and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO ESG Income Fund in the SAI are replaced with PIMCO ESG Income and Bond Fund.

Effective August 1, 2026, PIMCO Low Duration ESG Fund is re-named PIMCO Low Duration ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Low Duration ESG Fund in the SAI are replaced with PIMCO Low Duration ESG and Bond Fund.

Effective August 1, 2026, PIMCO National Municipal Opportunistic Value Fund is re-named PIMCO National Municipal Opportunistic Advantage Fund. Therefore, effective August 1, 2026, all references to PIMCO National Municipal Opportunistic Value Fund in the SAI are replaced with PIMCO California Municipal Opportunistic Advantage Fund.

Effective August 1, 2026, PIMCO RAE PLUS Small Fund is re-named PIMCO Small Cap RAE PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RAE PLUS Small Fund in the SAI are replaced with PIMCO Small Cap RAE PLUS Bond Alpha Fund.

Effective August 1, 2026, PIMCO RealEstateRealReturn Strategy Fund is re-named PIMCO Real Estate and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RealEstateRealReturn Strategy Fund in the SAI are replaced with PIMCO Real Estate and Real Return Bond Alpha Fund.

Effective August 1, 2026, PIMCO StocksPLUS® Absolute Return Fund is re-named PIMCO Stocks PLUS Bond Absolute Return Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Absolute Return Fund in the SAI are replaced with PIMCO Stocks PLUS Bond Absolute Return Alpha Fund.

Effective August 1, 2026, PIMCO StocksPLUS® Fund is re-named PIMCO Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Fund in the SAI are replaced with PIMCO Stocks PLUS Bond Alpha Fund.

Effective August 1, 2026, PIMCO StocksPLUS® International Fund (Unhedged) is re-named PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (Unhedged) in the SAI are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged).

Effective August 1, 2026, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) is re-named PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged). Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) in the SAI are replaced with PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged).

Effective August 1, 2026, PIMCO StocksPLUS® Long Duration Fund is re-named PIMCO Stocks PLUS Long Duration Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Long Duration Fund in the SAI are replaced with PIMCO Stocks PLUS Long Duration Bond Alpha Fund.

Effective August 1, 2026, PIMCO StocksPLUS® Short Fund is re-named PIMCO Inverse Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Short Fund in the SAI are replaced with PIMCO Inverse Stocks PLUS Bond Alpha Fund.

Effective August 1, 2026, PIMCO StocksPLUS® Small Fund is re-named PIMCO Small Cap Stocks PLUS Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO StocksPLUS® Small Fund in the SAI are replaced with PIMCO Small Cap Stocks PLUS Bond Alpha Fund.

Effective August 1, 2026, PIMCO Total Return ESG Fund is re-named Total Return ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Total Return ESG Fund in the SAI are replaced with Total Return ESG and Bond Fund.

Effective August 1, 2026, PIMCO TRENDS Managed Futures Strategy Fund is re-named PIMCO TRENDS Fund. Therefore, effective August 1, 2026, all references to PIMCO TRENDS Managed Futures Strategy Fund in the SAI are replaced with PIMCO TRENDS Fund.

Effective August 1, 2026, the eighteen paragraphs following “In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days’ notice to shareholders:” in the “Non-Fundamental Investment Restrictions” subsection of the “Investment Restrictions” section of the SAI, are deleted in their entirety as replaced with the following:

1.	The PIMCO GNMA and Government Securities Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments and U.S. government securities.

2.	The PIMCO Investment Grade Credit Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade fixed income investments.

3.	Each of the PIMCO High Yield and PIMCO High Yield Spectrum Funds will invest, under normal circumstances, at least 80% of its assets in high yield investments.

4.	The PIMCO Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

5.	The PIMCO Global Bond Opportunities (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in bond investments.

6.	Each of the PIMCO International Bond Fund (Unhedged) and PIMCO International Bond Fund (U.S. Dollar-Hedged) will invest, under normal circumstances, at least 80% of its assets in bond investments.

7.	The PIMCO Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

8.

The PIMCO Emerging Markets Currency and Short-Term Investments Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in short-term investments.

9.

The PIMCO Emerging Markets Local Currency and Bond Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments.

10.

The PIMCO Climate and Bond Fund will investment, under normal circumstances, at least 80% of its assets in a combination of (1) climate-focused Fixed Income Instrument investments, including, but not limited to, unlabeled and labeled green, sustainability, and/or sustainability-linked bonds and debt from issuers that, in PIMCO’s sole determination, demonstrate leadership with respect to addressing climate related factors and/or compare favorably to other issuers; and (2) Fixed Income Instrument investments.

11.	The PIMCO Dynamic Bond Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

12.	The PIMCO Global Advantage® Strategy Bond Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

13.	The PIMCO Government Money Market Fund will invest, under normal circumstances, at least 80% of its assets in U.S. government securities.

14.	13.Each of the PIMCO Credit Opportunities Bond and PIMCO Long-Term Credit Bond Funds will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instruments investments.

15.

The PIMCO Emerging Markets Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in corporate Fixed Income Instruments that are economically tied to emerging market countries.

16.	The PIMCO Low Duration Credit Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

17.

The PIMCO Emerging Markets Full Spectrum Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments.

18.

The PIMCO Preferred and Capital Securities Fund will invest, under normal circumstances, at least 80% of its assets in a combination of preferred securities and “Capital Securities”, which include (1) securities issued by financial institutions that can be used to satisfy the financial institution’s regulatory capital requirements and (2) securities, including hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt.

19.	The PIMCO Mortgage Opportunities and Bond Fund will invest, under normal circumstances, at least 80% of its assets in mortgage investments and Fixed Income Instrument investments.

20.

The PIMCO CommoditiesPLUS® and Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments.

21.

The PIMCO Commodity and Real Return Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of commodity instruments and Fixed Income Instrument investments.

22.

The PIMCO ESG Income and Bond Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) income-producing investments either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments.

23.

The PIMCO Low Duration ESG and Bond Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments.

24.

The PIMCO Small Cap RAE PLUS Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in securities of small companies, small company equity-related derivatives, small company equity-related underlying funds, and Fixed Income Instrument investments.

25.

The PIMCO Real Estate and Real Return Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of: real estate-linked derivatives; real estate investment trusts (“REITs”); securities of issuers in real estate-related industries (which may include preferred and/or common securities); and/or Fixed Income Instrument investments.

26.

The PIMCO Stocks PLUS Bond Absolute Return Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments.

27.

The PIMCO Stocks PLUS Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments.

28.

The PIMCO International Stocks PLUS Bond Alpha Fund (Unhedged) will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments.

29.

The PIMCO International Stocks PLUS Bond Alpha Fund (USD Hedged) will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments.

30.

The PIMCO Stocks PLUS Long Duration Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of stocks, equity derivatives and/or equity-related underlying funds, and Fixed Income Instrument investments.

31.

The PIMCO Inverse Stocks PLUS Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of short positions (which may include derivatives positions providing short exposure) with respect to equity securities, equity indices, and/or equity-related underlying funds, and Fixed Income Instrument investments.

32.

The PIMCO Small Cap Stocks PLUS Bond Alpha Fund will invest, under normal circumstances, at least 80% of its assets in a combination of small company stocks, small company equity-related derivatives and/or small company equity-related underlying funds, and Fixed Income Instrument investments.

33.

The PIMCO Total Return ESG and Bond Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments.

Effective August 1, 2026, the following language in the “Investment Restrictions” section of the SAI is deleted in its entirety:

In addition, for purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at market value.

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